Parent only financial information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	¥ (60,618)	$ (9,513)	¥ (324,995)	¥ 118,511
Cash flows from investing activities:
Investment in short-term investments	(104,139)	(16,342)	(1,266,273)	(456,167)
Net cash used in investing activities	(43,725)	(6,861)	5,848	(151,809)
Cash flows Provided by financing activities:
Proceeds from initial public offering, net of offering cost				498,436
Net cash provided by financing activities	(307,129)	(48,195)	(46,557)	593,436
Effect of exchange rate changes on cash and cash equivalents	(8,320)	(1,306)	(32,138)	(20,484)
Net increase (decrease) in cash and cash equivalents	(419,792)	(65,875)	(397,842)	539,654
Cash, cash equivalents and restricted cash at the beginning of the year	936,030	146,884	1,333,872	794,218
Cash, cash equivalents and restricted cash at the end of the year	516,238	$ 81,009	936,030	1,333,872
Reportable Legal Entities | Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(18,400)		(5,894)	(883)
Cash flows from investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE's subsidiaries	(128,192)		(115,569)	(64,295)
Investment in short-term investments			(1,185,713)	(380,901)
Proceeds from redemption of short-term investments			1,185,713	380,901
Net cash used in investing activities	(128,192)		(115,569)	(64,295)
Cash flows Provided by financing activities:
Proceeds from initial public offering, net of offering cost				498,436
Net cash provided by financing activities				498,436
Effect of exchange rate changes on cash and cash equivalents				(2,265)
Net increase (decrease) in cash and cash equivalents	(146,592)		(121,463)	430,993
Cash, cash equivalents and restricted cash at the beginning of the year	309,566		431,029	36
Cash, cash equivalents and restricted cash at the end of the year	¥ 162,974		¥ 309,566	¥ 431,029